Fair Value Measurement (Narrative) (Details)	12 Months Ended
Dec. 31, 2012
Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Term deposits, original maturities	3 months
Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Term deposits, original maturities	1 year
Short-term investments, original maturities	1 year